Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Derivative financial instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	$ 199.3	$ 156.2
Further netting potential not recognized on the balance sheet	(180.3)	(139.3)
of which: netting of recognized financial assets	(142.0)	(110.3)
of which: netting with collateral pledged	(38.3)	(29.0)
Liabilities, after consideration of further netting potential	19.0	17.0
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	37.3	34.2
Further netting potential not recognized on the balance sheet	(18.8)	(17.0)
of which: netting of recognized financial assets	(17.0)	(15.3)
of which: netting with collateral pledged	(1.8)	(1.7)
Liabilities, after consideration of further netting potential	$ 18.5	$ 17.2